                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 1996
                                                   -----------------


Check here if Amendment  [X]            Amendment Number:      3
                                                           ---------
   This Amendment (Check only one): [X]   is a restatement

                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

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
           /s/ E.J. BIRD                                   Greenwich, CT                              February 11, 2000
          -----------------------------------------        ------------------------------             ----------------------
                         (Signature)                              (City, State)                               (Date)

Report Type (Check only one):

  [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

  [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        NONE
Form 13F Information Table Entry Total:                     23
Form 13F Information Table Value Total:               $703,315
                                                   (in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table


Page 1 of 1

COLUMN 1:                COLUMN 2:    COLUMN 3:    COLUMN 4:          COLUMN 5:          COLUMN 6: COLUMN 7:        COLUMN 8:
--------------------     --------    ---------    ----------  -----------------------   ---------- --------- ----------------------
                                                                                                                    VOTING
                                                    FAIR MARKET                                      OTHER        AUTHORITY
                           TITLE OF    CUSIP          VALUE      SHRS OR     SH/   PUT/  INVESTMENT  MANA-   (a)     (b)      (c)
 NAME OF ISSUER             CLASS      NUMBER       (x $1,000)   PRN AMT     PRN   CALL  DISCRETION  GERS    SOLE   SHARED    NONE
---------------------      -------   -----------   ----------  -----------  -----  ----  ---------- -------  ----------------------
Bandag Inc.                Common    059815-10-0          284        5,991     SH           DEFINED            5,991
-----------------------------------------------------------------------------------------------------------------------------------
Bandag Inc.                Common    059815-10-0       10,169      214,654     SH            SOLE            214,654
-----------------------------------------------------------------------------------------------------------------------------------
Citicorp *                 Common    173034-10-9        1,154       11,209     SH           DEFINED           11,209
-----------------------------------------------------------------------------------------------------------------------------------
Citicorp *                 Common    173034-10-9      161,659    1,569,500     SH            SOLE          1,569,500
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.          Common    260543-10-3        1,626       20,749     SH           DEFINED           20,749
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.          Common    260543-10-3       58,247      743,176     SH            SOLE            743,176
-----------------------------------------------------------------------------------------------------------------------------------
Conrail Inc.               Common    208368-10-0          329        3,300     SH           DEFINED            3,300
-----------------------------------------------------------------------------------------------------------------------------------
Conrail Inc.               Common    208368-10-0       11,776      118,210     SH            SOLE            118,210
-----------------------------------------------------------------------------------------------------------------------------------
International Business
  Machs                    Common    459200-10-1       65,536      434,008     SH           DEFINED          434,008
-----------------------------------------------------------------------------------------------------------------------------------
International Business
  Machs                    Common    459200-10-1      161,466    1,069,313     SH            SOLE          1,069,313
-----------------------------------------------------------------------------------------------------------------------------------
International Business
  Machs                    Options   459200-90-1          897          130     SH Calls     DEFINED              130
-----------------------------------------------------------------------------------------------------------------------------------
International Business
  Machs                    Options   459200-90-1       45,299        6,565     SH Calls      SOLE              6,565
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp.
  Amer. Hldgs             Warrants   50540R-11-0            5       66,120     SH Calls     DEFINED           66,120
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp.
  Amer. Hldgs             Warrants   50540R-11-0           90      952,664     SH Calls      SOLE            952,664
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp.
  Amer. Hldgs              Common    50540R-10-2          742      258,351     SH           DEFINED          258,351
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp.
  Amer. Hldgs              Common    50540R-10-2        5,141    1,788,057     SH            SOLE          1,788,057
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp. **          Common    581556-10-7        1,714       30,609     SH           DEFINED           30,609
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp. **          Common    581556-10-7      107,396    1,917,782     SH            SOLE          1,917,782
-----------------------------------------------------------------------------------------------------------------------------------
Reebok Int'l Ltd          Options    758110-90-0            3            2     SH Calls     DEFINED                2
-----------------------------------------------------------------------------------------------------------------------------------
Reebok Int'l Ltd          Options    758110-90-0          147          108     SH Calls      SOLE                108
-----------------------------------------------------------------------------------------------------------------------------------
Walters Industries Inc.    Common    93317Q-10-5       15,860    1,143,080     SH           DEFINED        1,143,080
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co ***       Common    949740-10-4        5,131       19,020     SH           DEFINED           19,020
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co ***       Common    949740-10-4      251,838      933,600     SH            SOLE            933,600
-----------------------------------------------------------------------------------------------------------------------------------
* Short position in
   this security                                     (120,298)  (1,167,944)    SH
-----------------------------------------------------------------------------------------------------------------------------------
** Short position in
   this security                                      (14,839)    (264,991)    SH
-----------------------------------------------------------------------------------------------------------------------------------
*** Short position in
   this security                                      (68,057)    (252,295)    SH
-----------------------------------------------------------------------------------------------------------------------------------

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(Confidential portion has been omitted and filed separately.)
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COLUMN TOTALS                                         703,315
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